Information by Geographic Area (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of geographical areas

Revenue is reported based on destination of shipments:

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
France	557	493	564
Germany	1,217	1,042	1,112
United Kingdom	188	203	243
Switzerland	123	86	72
Other Europe	940	798	849
United States	1,691	1,511	1,677
Canada	78	68	91
Asia and Other Pacific	270	292	266
All Other	173	250	279

Total	5,237	4,743	5,153

Summary of Property, Plant and Equipment Reported Based on Physical Location of Assets

Property, plant and equipment are reported based on the physical location of the assets:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
United States	681	729
France	586	543
Germany	156	134
Czech Republic	65	45
Other	29	26

Total	1,517	1,477